Other Payables and Other Current Liabilities - Schedule of Other Payables and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities, Current [Abstract]
Corporate income taxes	$ 362,734	$ 379,395
Tax payable	805,702	139,904
Payroll payable	601,032	474,629
Others	60,174	47,982
Total other payables and other current liabilities	$ 1,829,642	$ 1,041,910